DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT

22.	DEBT

(in thousands of $)	2012	2011
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	268,992	288,137
Total U.S. dollar fixed rate debt	483,992	513,137
Credit facilities	—	376
Total debt	483,992	513,513
Less: current portion of long-term debt	(20,700)	(19,521)
	463,292	493,992

Movements in debt during 2012 maybe summarized as follows:

(in thousands of$)	Credit facilities	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2011	376	513,137	513,513
Convertible bond buy-back	—	(10,000)	(10,000)
Loan repayments	(376)	(19,145)	(19,521)
Balance at December 31, 2012	—	483,992	483,992

In March 2012, the Company purchased $10.0 million notional value of its convertible bonds for a purchase price of $5.4 million. The Company recognized a gain of $4.6 million, included in Other non-operating items, in the first quarter of 2012. After the purchase, the Company holds 4.4% of the convertible bonds outstanding. The convertible bonds have been presented net of the bonds owned.

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	20,700
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
483,992

In July and August 2008, ITCL purchased three tranches of the Windsor Petroleum Transport Corporation 7.84% term notes on the open market. The bonds that were repurchased have not been cancelled. The term notes above have been presented net of the bonds owned by ITCL.

U.S. DOLLAR DENOMINATED FLOATING RATE DEBT

$420.0 million term loan facility
In June 2008, the Company entered into a $420.0 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2017. The proceeds of the facility were used to partially fund the acquisition of twoVLCC double hulls and four Suezmax double hulls. This debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$180.0 million term loan facility
In September 2008, the Company entered into a $180.0 million secured term loan facility with an interest rate of LIBOR plus a margin that matures in September 2013. The proceeds of the facility were used to partially fund the acquisition of five Suezmax double hulls. Four of these vessels were sold in 2011 and the facility was fully repaid as at December 31, 2011.

$146.4 million term loan facility
In May 2009, the Company entered into a $146.4 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2020. The proceeds of the facility were used to partially fund the acquisition of two VLCC double hulls. This debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$33.0 million loan facility
In June 2009, ITCL entered into a $33.0 million secured loan facility with an interest rate of LIBOR plus a margin. This facility was extended for two further one year periods on June 30, 2010 and 2011 and was fully repaid as at December 31, 2011.

$200.0 million term loan facility
In June 2010, the Company entered into a $200.0 million secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2015. The proceeds of the facility were used to fund the acquisition of two VLCC double hulls and re-finance one further VLCC double hull. one of the vessels was sold in 2011 and the debt associated with the vessel of $52.2 million was repaid during the year. The remaining debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$147.0 million term loan facility
In December 2010, the Company entered into a $147.0 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2017. During 2011 $72.0 million was drawn down to fund two newbuilding VLCC double hulls. The remaining debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

U.S. DOLLAR DENOMINATED FIXED RATE DEBT

4.5% Convertible Bonds due 2015
On March 26, 2010, the Company announced the private placement of $225 million of convertible bonds and the offering of the bonds closed on April 14, 2010. The senior, unsecured convertible bonds have an annual coupon of 4.50%, which is paid quarterly in arrears and had a conversion price of $39.00. The bonds may be converted to the Company's Ordinary Shares by the holders at anytime up to 10 banking days prior to April 14, 2015. The reference price has been set at $29.7784 (NOK 180.0045). The applicable USD/NOK exchange rate has been set at 6.0448. The Company declared a dividend of $0.75 per share on May 21, 2010. The conversion price was adjusted from $39.00 to $38.0895 effective June 2, 2010 which was the date the shares traded ex-dividend. The Company declared a dividend of $0.75 per share on August 27, 2010. The conversion price was adjusted from $38.0895 to $37.0483 per share effective September 8, 2010, which was the ex-dividend date. There was no adjustment to the conversion price for the dividend of $0.25 per share, which was paid on December 21, 2010. There is no adjustment to the conversion price where such adjustment would be less than 1% of the conversion price then in effect and any adjustment not required to be made shall be carried forward and taken into account in any subsequent adjustment. On February 22, 2011 the Company announced a dividend of $0.10 per share. The conversion price was adjusted from $37.0483 to $36.5567 per share effective March 7, 2011, which was the ex-dividend date. The company declared a dividend of $0.10 per share and $0.02 per share on May 24 and August 25, 2011 respectively. The bonds will be redeemed at 100% of their principal amount and will, unless previously redeemed, converted or purchased and cancelled, mature on April 14, 2015.The conversion price of the Company’s convertible bonds at December 31, 2012 and 2011 was $36.5567.

The Company has a right to redeem the bonds at par plus accrued interest at any time during the term of the loan, provided that 90% or more of the bonds issued shall have been redeemed or converted to shares. 6,154,822 new shares would be issued, if the bonds were converted at the current price of $36.5567.

The loan associated with our convertible bonds imposes operating and negative covenants on us and our subsidiaries. A violation of these covenants constitutes an event of default under our convertible bonds, which would, unless waived by our bondholders, provide our bondholders with the right to require the principal amounts under the convertible bonds including accrued interest and expenses due for immediate payment and accelerate our indebtedness, which would impair our ability to continue to conduct our business.

First Preferred Mortgage Term Notes
ITCL is the holding company for three separate structures involved in financing and leasing transactions. One of these structures has Serial Notes which matured in 2010 and all of these structures have First Preferred Mortgage Term Notes maturing between 2015 and 2021. The Notes are collateralized by first preferred mortgages on the vessels owned by the ITCL subsidiaries. As of December 31, 2012, the effective interest rate for the Term and Serial Notes was 7.91% (2011 -7.91%).

7.84% and 8.04% First Preferred Mortgage Term Notes
The 7.84% First Preferred Mortgage Term Notes due 2021 and the 8.04% First Preferred Mortgage Term Notes due 2019 are each subject to redemption through the operation of mandatory sinking funds according to the schedule of sinking fund redemption payments set forth below.  The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption.

(in thousands of $) Year ending December 31,
2013	20,700
2014	22,376
2015	24,174
2016	26,134
2017	28,243
Thereafter	147,365
268,992

The Notes include certain covenants that, among other things, prohibit the separate structures from (i) incurring any indebtedness other than the existing Notes and obligations to the respective charterers, (ii) making any investments (other than the prescribed restricted investments), loans or advances outside the current structure or (iii) creating any liens other than to secure its obligations under the Notes and other relevant documents related to the Notes and leasing transactions.

8.52% First Preferred Mortgage Term Notes
Principal is repayable on the 8.52% First Preferred Mortgage Term Notes due 2015 in accordance with a remaining three year sinking fund schedule. Of the four entities reporting these term notes, only one entity, CalPetro BIII is consolidated as the remaining three entities are accounted for under the equity method. The term notes in the balance sheet of CalPetro BIII were repaid in full in 2010 following the sale of the Front Voyager at par value plus a make whole premium of $2.1 million, which was recorded in "Other non-operating items, net".

Assets pledged

(in thousands of $)	2012	2011
Vessels, net	280,929	298,491
Restricted cash and investments	86,280	99,303

Assets pledged relate to the 7.84% and 8.04% First Preferred Mortgage Term Notes.